Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial assets /(liabilities)
Financial Instruments

12.Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 6 and 7.

(b)Concentration of credit risk: Financial instruments that are subject to credit risks consist principally of cash, trade accounts receivable, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments, as at June 30, 2019 and December 31, 2018. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying Consolidated Balance Sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the interest rate swap agreements, bunker swap agreements and call option agreements discussed in Note 7 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2019 and December 31, 2018, are as follows:

	Carrying Amount June 30, 2019	Fair Value June 30, 2019	Carrying Amount December 31, 2018	Fair Value December 31, 2018
Financial assets/(liabilities)
Cash and cash equivalents	182,929	182,929	204,763	204,763
Restricted cash	9,657	9,657	15,763	15,763
Investments	1,000	1,000	1,000	1,000
Series B Redeemable Preferred Shares	(50,000)	(50,000)	⸺	⸺
Debt	(1,542,660)	(1,542,660)	(1,607,122)	(1,607,122)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of comprehensive income (loss) or in the Balance sheet, as a component of Accumulated other comprehensive income (loss).

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2019 Fair Value	December 31, 2018 Fair Value	June 30, 2019 Fair Value	December 31, 2018 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	⸺	⸺	1,367	30
	Financial instruments - Fair value, net of current portion	⸺	⸺	13,199	4,970

	Subtotal	⸺	—	14,566	5,000

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2019 Fair Value	December 31, 2018 Fair Value	June 30, 2019 Fair Value	December 31, 2018 Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps Current portion of financial instruments - Fair value	⸺	⸺	203	18
Interest rate swaps Financial instruments -Fair value, net of current portion	21	⸺	⸺	20
Bunker swaps	Current portion of financial instruments - Fair value	⸺	⸺	692	—
Bunker swaps	Financial instruments - Fair value, net of current portion	49	⸺	2,456	3,972
Bunker call options	Current portion of financial instruments-Fair value	176	217	⸺	⸺
Bunker call options	Financial instruments-Fair value, net of current portion	75	133	⸺	—

	Subtotal	321	350	3,351	4,010

Total derivatives	321	350	17,917	9,010

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income (Loss)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2019	2018	2019	2018
Interest rate swaps	(5,886)	1,604	(9,623)	83

Total	(5,886)	1,604	(9,623)	83

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2019	2018	2019	2018
Interest rate swaps	Depreciation expense	(47)	(47)	(94)	(94)
Interest rate swaps	Interest and finance costs, net	⸺	(157)	(39)	(609)

Total		(47)	(204)	(133)	(703)

Derivatives not designated as Hedging Instruments–Net effect on the Statement of Comprehensive Income (Loss)

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2019	2018	2019	2018
Interest rate swaps	Interest and finance costs, net	(123)	⸺	(143)	⸺
Bunker swaps	Interest and finance costs, net	(1,626)	5,056	874	4,614
Bunker call options	Interest and finance costs, net	(545)	75	(765)	106

Total		(2,294)	5,131	(34)	4,720

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Loss as of June 30, 2019 and December 31, 2018 was $18,150 and $8,660 respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2019 and December 31, 2018 using level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2019	December 31, 2018
Interest rate swaps	(14,748)	(5,038)
Bunker swaps	(3,099)	(3,972)
Bunker call options	251	350

	(17,596)	(8,660)